ENTRY INTO A MATERIAL DEFINITIVE AGREEMENT (Details) (33 Bond St. LLC [Member], USD $)	Jun. 16, 2014
33 Bond St. LLC [Member]
Related Party Transaction [Line Items]
Deferred revenue	$ 3,500,000
Tendered amount with execution of the Amendment	2,250,000
Balance due	$ 1,250,000